General (Details) - USD ($)			12 Months Ended
	Jan. 10, 2022	May 17, 2019	Dec. 31, 2021	Dec. 31, 2020
General (Details) [Line Items]
Issuance of tokens			8,904,667	1,481,481
Total consideration (in Dollars)			$ 6,451
Total consideration shares				1,171
Description for token reserve			The Company has not allocated for issuance and has no current intention to issue 35 million of the 200 million INX Tokens that have been created. In addition, the Company will reserve an additional 20% of INX Tokens received as payment of transaction fees, as long as the total amount of INX Tokens reserved does not exceed 35 million plus 50% of the number of INX Tokens sold by the Company to the public pursuant to our initial public offering and subsequent offerings of INX Tokens (excluding re-issuances of reacquired INX Tokens), up to a maximum of 100 million INX Tokens. The Company does not intend to issue these reserved INX Tokens for general fundraising purposes; However, these INX Tokens may be issued to fund acquisitions, address regulatory requirements or fund the operations of the Company if the Board of Directors determines that the Company has net cash balances sufficient to fund less than six months of the Company’s operations.
Fees at minimum discount			10.00%
Accumulated deficit (in Dollars)			$ 247,902
Non-adjusting events after reporting period [Member]
General (Details) [Line Items]
Net proceeds (in Dollars)	$ 29,400
INX Token [Member]
General (Details) [Line Items]
Number of tokens			130,000,000
Price per token (in Dollars per share)			$ 0.9
Issuance of tokens			93,409,410	10,256,128
Total consideration (in Dollars)			$ 84,068	$ 9,234
Receive pro rata distribution		40.00%
Triple-V (1999) Ltd [Member]
General (Details) [Line Items]
Percentage of shares outstanding			22.41%
A-Labs Finance and Advisory Ltd. [Member]
General (Details) [Line Items]
Percentage of shares outstanding			7.90%